SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
13.  SHARE CAPITAL

Authorized share capital:

(in thousands of $)	2012	2011
2,000 shares of common stock of no par value	—	—

Issued and outstanding share capital:

(in thousands of $)	2012	2011
2 shares of common stock of no par value	—	—

All of the Company's issued and outstanding common shares have been pledged to the Trustee.